                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number     811-08231
                                                ----------------------

                     Spirit of America Investment Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (516) 390-5565
                                                          ---------------

                       Date of fiscal year end: October 31
                                               -----------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Letter to the Shareholders of the Spirit of America Real Estate Fund ___________ 04/30/05

     We are very glad to present you with a copy of the semi annual report for the Spirit of America Real Estate Fund.

     During the end of calendar 2004 and the beginning of 2005 REIT prices declined, primarily because of investors taking profits. Many experts also attributed the decline in REIT prices to fear of higher interest rates, gains in sales of single family home builders and an uncertain economic future for 2005.

     It is our opinion that there is very little correlation between short term interest rates and the value of REIT shares. Since most REITs borrowing comes from long term fixed rate mortgages, they are not immediately affected by short term rate fluctuations.

     It appears that the best performing sector for REITs, over the past semi annual period, has actually been the retail sector, which includes both shopping centers anchored by a supermarket or drug chain, as well as the large regional enclosed mall shopping centers.

     Your management has continued to diversify its portfolio, but we have remained committed to investment in multi-family apartment REITs. We believe that this sector has been under-valued due to the record high single-family housing sales over the past year. However, it is our opinion that apartment REITs have the potential to show price appreciation as the economy expands and interest rates continue to rise.

     As vacancy rates decline, we believe there will be a substantial increase in REIT apartment share prices as they earn more per share and pay out higher dividends..

     While we believe that REIT values should increase, you should be aware that REITS are subject to the usual risks associated with owning real estate - property values can fall due to environmental, civil unrest, economic or other reasons, and changes in interest rates can negatively impact the performance of real estate companies. Investor's shares, when redeemed, may be worth more or less than their original cost. In addition, please note that past performance is no guarantee of future results.

     Thank you for continuing to invest in our fund. We look forward to a successful remainder of 2005.

     The maximum sales charge on share purchases is 5.25% of the offering price.

Sincerely,


David Lerner, President                       Ronald W. Weiss, Portfolio Manager


     PROSPECTIVE INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND MAY BE OBTAINED THROUGH YOUR BROKER OR BY CALLING 1-800-452-4892. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Spirit of America Real Estate Fund
Summary of Portfolio Holdings (unaudited)
April 30, 2005

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Apartments (REITS)                                     18.90%      $   36,040,398
Diversified (REITS)                                     9.56%          18,221,049
Healthcare (REITS)                                     13.02%          24,832,489
Industrial (REITS)                                      5.68%          10,831,958
Net Lease (REITS)                                       6.41%          12,216,265
Office Space (REITS)                                   14.74%          28,113,225
Regional Malls (REITS)                                 14.90%          28,401,890
Shopping Centers (REITS)                               15.02%          28,646,366
Storage (REITS)                                         1.77%           3,365,019
                                             -------------------------------------
         Total Investments                            100.00%      $  190,668,659
                                             =====================================

PROXY VOTING INFORMATION

The Fund's Statement of Additional Information ("SAI") containing a description of the policies and procedures that the Spirit of America Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2004, are available (i) without charge, upon request, by calling (516 390-5565; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

INFORMATION ON FORM N-Q

Beginning on Fiscal quarter ended July 31, 2004, the Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA REAL ESTATE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD (NOVEMBER 01, 2004 TO APRIL 30, 2005)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

                                         BEGINNING                                          EXPENSES
                                       ACCOUNT VALUE    ENDING ACCOUNT    EXPENSE RATIO    PAID DURING
SPIRIT OF AMERICA REAL ESTATE FUND       11/01/04       VALUE 04/30/05         (1)          PERIOD (2)
-------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                $    1,000.00    $     1,031.30             1.72%   $      8.66
Class B                                $    1,000.00    $     1,027.50             2.42%   $     12.17

HYPOTHETICAL 5% RETURN
Class A                                $    1,000.00    $     1,016.27             1.72%   $      8.60
Class B                                $    1,000.00    $     1,012.79             2.42%   $     12.08

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

                                                                      SHARES        MARKET VALUE
                                                                      ------        ------------
COMMON STOCKS - 99.38%
APARTMENTS (REITS) - 18.80%
Amli Residential Properties Trust                                      127,000   $     3,545,840
Apartment Investment & Management Co.                                  214,200         8,165,304
Associated Estates Realty Corp.                                        422,500         4,157,400
Gables Residential Trust                                               179,900         6,593,335
Mid-America Apartment Communities, Inc.                                198,500         7,588,655
Post Properties, Inc.                                                  138,300         4,505,814
United Dominion Realty Trust, Inc.                                      67,000         1,484,050
                                                                                 ---------------
                                                                                      36,040,398
                                                                                 ---------------
DIVERSIFIED (REITS) - 9.51%
BNP Residential Properties, Inc.                                       130,900         2,066,911
Colonial Properties Trust                                              128,723         4,975,144
Crescent Real Estate Equities Co.                                      336,500         5,653,200
Duke Realty Corp.                                                        4,000           122,400
FrontLine Capital Group ++*                                                640                 -
Hospitality Properties Trust                                            32,300         1,349,494
Host Marriott Corporation                                               58,000           975,560
PMC Commerical Trust                                                     2,400            36,360
Trustreet Porperties, Inc.                                             194,500         3,041,980
                                                                                 ---------------
                                                                                      18,221,049
                                                                                 ---------------
HEALTHCARE (REITS) - 12.94%
Five Star Quality Care, Inc. *                                           1,353             8,321
Health Care Property Investors, Inc.                                   196,000         5,025,440
Health Care REIT, Inc.                                                 160,100         5,363,350
Healthcare Realty Trust, Inc.                                          107,500         4,150,575
National Health Investors, Inc.                                         76,200         1,996,440
Nationwide Health Properties, Inc.                                     331,100         7,095,473
National Health Realty, Inc.                                            53,600         1,045,200
OMEGA Healthcare Investors, Inc.                                         9,000           100,980
Senior Housing Properties Trust                                          2,700            46,710
                                                                                 ---------------
                                                                                      24,832,489
                                                                                 ---------------
INDUSTRIAL (REITS) - 5.65%
Bedford Property Investors, Inc.                                        13,000           276,770
Brandywine Realty Trust                                                 16,000           452,800
First Industrial Realty Trust, Inc.                                    245,651         9,383,868
Prime Group Realty Trust *                                             101,200           718,520
                                                                                 ---------------
                                                                                      10,831,958
                                                                                 ---------------
INTERNET CONTENT - 0.00%
VelocityHSI, Inc. +*                                                     1,260                 -
                                                                                 ---------------
NET LEASE (REITS) - 6.29%
Commercial Net Lease Realty                                            282,116         5,354,562
Lexington Corporate Properties Trust                                   291,300         6,694,074
                                                                                 ---------------
                                                                                      12,048,636
                                                                                 ---------------
OFFICE SPACE (REITS) - 14.67%
Arden Realty, Inc.                                                     107,100         3,822,399
CRT Properties, Inc.                                                    40,000           923,600
Equity Office Properties Trust                                          17,000           534,990
Glenborough Realty Trust, Inc.                                         187,700         3,855,358
Highwoods Properties, Inc.                                             214,500         6,033,884
HRPT Properties Trust                                                  734,100         8,625,675
Mack-Cali Realty Corp.                                                  63,100         2,775,769
Reckson Associates Realty Corporation                                   47,800         1,541,550
                                                                                 ---------------
                                                                                      28,113,225
                                                                                 ---------------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                                      SHARES        MARKET VALUE
                                                                      ------        ------------
REGIONAL MALLS (REITS) - 14.82%
Glimcher Realty Trust                                                  347,050         8,735,249
The Macerich Company                                                    82,200         4,956,660
The Mills Corporation                                                   69,700         3,982,658
Pennsylvania Real Estate Investment Trust                              243,694        10,271,703
Simon Property Group, Inc.                                               6,000           396,420
Taubman Centers, Inc.                                                    2,000            59,200
                                                                                 ---------------
                                                                                      28,401,890
                                                                                 ---------------
SHOPPING CENTERS (REITS) - 14.94%
Burnham Pacific Properties, Inc. *                                      11,000               825
Developers Diversified Realty Corp.                                    154,104         6,540,174
Equity One, Inc.                                                       139,500         2,921,130
Federal Realty Investment Trust                                         77,600         4,151,600
Heritage Property Investment Trust                                      64,300         1,980,440
Kimco Realty Corporation                                                12,000           664,680
Malan Realty Investors, Inc. *                                           5,000            20,950
New Plan Excel Realty Trust                                            261,910         6,759,898
Ramco-Gershenson Properties Trust                                      178,100         4,931,589
Realty Income Corporation                                               28,000           675,080
                                                                                 ---------------
                                                                                      28,646,366
                                                                                 ---------------
STORAGE (REITS) - 1.76%
Shurgard Storage Centers, Inc., Cl. A                                    4,000           167,320
Sovran Self Storage, Inc.                                               74,800         3,197,699
                                                                                 ---------------
                                                                                       3,365,019
                                                                                 ---------------

TOTAL COMMON STOCKS
(Cost $131,676,453)                                                                  190,501,030
                                                                                 ---------------

PREFERRED STOCKS - 0.09%
NET LEASE (REITS) - 0.09%
Commercial Net Lease Realty 9% Series A                                  6,352           167,629
(Cost $152,677)                                                                  ---------------

TOTAL INVESTMENTS - 99.47%
(Cost $131,829,130**)                                                                190,668,659

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.53%                                       1,013,019
                                                                                 ---------------

NET ASSETS - 100.00%                                                             $   191,681,678
                                                                                 ===============

+ Company filed for Chapter 11 bankruptcy on August 14, 2001.
++ Company filed for Chapter 11 bankruptcy on June 12, 2002.
* Non-income producing security
** Cost for Federal income tax purposes is $131,829,130, and net unrealized appreciation consists of:

                                Gross unrealized appreciation                    $    59,715,953
                                Gross unrealized depreciation                           (876,424)
                                                                                 ---------------
                                Net unrealized appreciation                      $    58,839,529
                                                                                 ===============

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
  Investments in securities at value (cost $131,829,130) (Note 1)                      $    190,668,659
  Cash                                                                                          205,426
  Receivables:
    Capital stock sold                                                                          623,942
    Dividends and interest                                                                      829,551
  Prepaid assets                                                                                 72,011
                                                                                       ----------------
                     TOTAL ASSETS                                                           192,399,589
                                                                                       ----------------

LIABILITIES
  Payables:
    Capital stock redeemed                                                                      423,391
  Advisory fees                                                                                 147,751
  Distribution expenses (Note 3)                                                                 52,289
  Other accrued expenses                                                                         94,480
                                                                                       ----------------
                     TOTAL LIABILITIES                                                          717,911
                                                                                       ----------------

NET ASSETS                                                                             $    191,681,678
                                                                                       ================

CLASS A SHARES
    Net assets applicable to 13,857,722 outstanding $0.001
     par value shares (500,000,000 authorized shares)                                  $    179,971,478
                                                                                       ================
    Net asset value and redemption price per Class A Share
     ($179,971,478 DIVIDED BY 13,857,722 shares)                                       $          12.99
                                                                                       ================
    Offering price per share ($12.99 DIVIDED BY 0.9475)                                $          13.71
                                                                                       ================

CLASS B SHARES
    Net assets applicable to 886,979 outstanding $0.001
     par value shares (500,000,000 authorized shares)                                  $     11,710,200
                                                                                       ================
    Net asset value and offering price per Class B Share
     ($11,710,200 DIVIDED BY 886,979 shares)                                           $          13.20
                                                                                       ================
    Redemption price per share ($13.20 x 0.9425)                                       $          12.44
                                                                                       ================

SOURCE OF NET ASSETS
  At April 30, 2005, net assets consisted of:
  Paid-in capital                                                                      $    132,762,191
  Distributions in excess of net investment income                                             (236,315)
  Net realized gain on investments                                                              316,273
  Net unrealized appreciation on investments                                                 58,839,529
                                                                                       ----------------
     NET ASSETS                                                                        $    191,681,678
                                                                                       ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                                            $      5,988,897
  Interest                                                                                        5,836
                                                                                       ----------------
           TOTAL INVESTMENT INCOME                                                            5,994,733
                                                                                       ----------------

EXPENSES
  Investment advisory fees (Note 3)                                                             925,579
  Transfer agent fees                                                                           161,242
  Administration fees                                                                            84,902
  Distribution fees - Class A (Note 3)                                                          267,925
  Distribution fees - Class B (Note 3)                                                           61,120
  Accounting fees                                                                                48,478
  Registration fees                                                                               8,554
  Legal fees                                                                                     26,356
  Custodian fees                                                                                 15,097
  Printing expense                                                                               28,246
  Auditing fees                                                                                   7,214
  Directors' fees                                                                                 8,199
  Insurance expense                                                                              31,482
  Other professional fees                                                                         9,864
                                                                                       ----------------
      TOTAL EXPENSES                                                                          1,684,258
                                                                                       ----------------
      NET INVESTMENT INCOME                                                                   4,310,475
                                                                                       ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions and REITs                                        316,273
  Net change in unrealized appreciation of investments                                        1,148,783
                                                                                       ----------------
      Net realized and unrealized gain on investments                                         1,465,056
                                                                                       ----------------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $      5,775,531
                                                                                       ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS
                                                                                ENDED             FOR THE YEAR
                                                                            APRIL 30, 2005           ENDED
                                                                             (UNAUDITED)        OCTOBER 31, 2004
                                                                         ------------------     ----------------
OPERATIONS
    Net investment income                                                  $     4,310,475       $     2,801,965
    Net realized gain from security transactions and REITs                         316,273             3,898,635
    Net change in unrealized appreciation of investments                         1,148,783            29,931,164
                                                                           ---------------       ---------------
       Net increase in net assets                                                5,775,531            36,631,764
                                                                           ---------------       ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income:
       Class A                                                                  (4,298,284)           (2,677,345)
       Class B                                                                    (248,506)             (124,620)
                                                                           ---------------       ---------------
       Total distributions from net investment income to shareholders           (4,546,790)           (2,801,965)
                                                                           ---------------       ---------------
   Distributions from realized gains:
       Class A                                                                           -            (3,622,978)
       Class B                                                                           -              (275,657)
                                                                           ---------------       ---------------
       Total distributions from realized gains to shareholders                           -            (3,898,635)
                                                                           ---------------       ---------------
   Return of capital:
       Class A                                                                           -            (1,778,504)
       Class B                                                                           -              (135,334)
                                                                           ---------------       ---------------
       Total distributions from net return of capital to shareholders                    -            (1,913,838)
                                                                           ---------------       ---------------
   Total distributions to shareholders                                          (4,546,790)           (8,614,438)
                                                                           ---------------       ---------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
   Shares sold:
       Class A                                                                  20,956,243            46,452,906
       Class B                                                                     513,110             1,179,721
   Shares issued as reinvestment of distributions:
       Class A                                                                   3,291,800             5,958,372
       Class B                                                                     195,474               409,003
   Shares redeemed:
       Class A                                                                 (23,526,812)          (37,742,572)
       Class B                                                                  (1,673,109)           (2,971,538)
                                                                           ---------------       ---------------
   (Decrease)/Increase in net assets derived from capital share
    transactions (a)                                                              (243,294)           13,285,892
                                                                           ---------------       ---------------
       Total increase in net assets                                                985,447            41,303,218

NET ASSETS
   Beginning of period                                                         190,696,231           149,393,013
                                                                           ---------------       ---------------
   End of period                                                           $   191,681,678       $   190,696,231
                                                                           ===============       ===============

   (a) Transactions in capital stock were:
   Shares sold:
       Class A                                                                   1,607,878             3,890,658
       Class B                                                                      38,582                97,641
   Shares issued as reinvestment of dividends:
       Class A                                                                     253,610               494,187
       Class B                                                                      14,809                33,399
   Shares redeemed:
       Class A                                                                  (1,813,415)           (3,148,460)
       Class B                                                                    (126,858)             (249,433)
                                                                           ---------------       ---------------
   (Decrease)/Increase in shares outstanding                                       (25,394)            1,117,992
                                                                           ===============       ===============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                   CLASS A                CLASS A             CLASS A
                                                            --------------------     ----------------    ----------------
                                                             FOR THE SIX MONTHS           FOR THE             FOR THE
                                                            ENDED APRIL 30, 2005        YEAR ENDED          YEAR ENDED
                                                                 (UNAUDITED)         OCTOBER 31, 2004    OCTOBER 31, 2003
                                                            --------------------     ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $              12.90     $          10.93    $           8.96
                                                            --------------------     ----------------    ----------------

Income from Investment Operations:
   Net investment income                                                    0.29                 0.20                0.30
   Net realized and unrealized gain on investments                          0.11                 2.37                2.30
                                                            --------------------     ----------------    ----------------
        Total from investment operations                                    0.40                 2.57                2.60
                                                            --------------------     ----------------    ----------------

Less Distributions:
   Distributions from net investment income                                (0.31)               (0.20)              (0.30)
   Distributions from capital gains                                            -                (0.27)              (0.09)
   Distributions in excess of ordinary income                                  -                    -                   -
   Distributions from return of capital                                        -                (0.13)              (0.24)
                                                            --------------------     ----------------    ----------------
        Total distributions                                                (0.31)               (0.60)              (0.63)
                                                            --------------------     ----------------    ----------------

NET ASSET VALUE, END OF PERIOD                              $              12.99     $          12.90    $          10.93
                                                            ====================     ================    ================

TOTAL RETURN(1)                                                             3.13%(2)            24.02%              30.07%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                          $            179,972     $        178,104    $        137,410
   Ratio of expenses to average net assets:
     Before expense reimbursement or recapture                              1.72%                1.77%               1.80%
     After expense reimbursement or recapture                               1.72%                1.83%               1.97%
   Ratio of net investment income to average net assets:
     Before expense reimbursement or recapture                              4.56%                1.75%               3.18%
     After expense reimbursement or recapture                               4.56%                1.69%               3.01%
   Portfolio Turnover                                                       1.07%(2)             4.17%               1.52%

                                                                 CLASS A            CLASS A            CLASS A
                                                            ----------------   ----------------   ----------------
                                                                 FOR THE            FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            OCTOBER 31, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000
                                                            ----------------   ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $           8.84   $           7.41   $           7.48
                                                            ----------------   ----------------   ----------------

Income from Investment Operations:
   Net investment income                                                0.40               0.31               0.45
   Net realized and unrealized gain on investments                      0.36               1.63               0.15
                                                            ----------------   ----------------   ----------------
        Total from investment operations                                0.76               1.94               0.60
                                                            ----------------   ----------------   ----------------

Less Distributions:
   Distributions from net investment income                            (0.40)             (0.31)             (0.45)
   Distributions from capital gains                                    (0.12)                 -                  -
   Distributions in excess of ordinary income                          (0.01)                 -                  -
   Distributions from return of capital                                (0.11)             (0.20)             (0.22)
                                                            ----------------   ----------------   ----------------
        Total distributions                                            (0.64)             (0.51)             (0.67)
                                                            ----------------   ----------------   ----------------

NET ASSET VALUE, END OF PERIOD                              $           8.96   $           8.84   $           7.41
                                                            ================   ================   ================

TOTAL RETURN(1)                                                         8.26%             26.40%              8.33%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                          $         85,915   $         48,016   $         10,936
   Ratio of expenses to average net assets:
     Before expense reimbursement or recapture                          1.93%              2.29%              3.73%
     After expense reimbursement or recapture                           1.97%              1.97%              1.97%
   Ratio of net investment income to average net assets:
     Before expense reimbursement or recapture                          4.04%              4.12%              4.29%
     After expense reimbursement or recapture                           4.00%              4.44%              6.05%
   Portfolio Turnover                                                   1.25%             12.04%             21.55%

(1)  Calculation does not reflect sales load.
(2)  Calculation is not annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                   CLASS B                CLASS B             CLASS B
                                                            --------------------     ----------------    ----------------
                                                             FOR THE SIX MONTHS           FOR THE             FOR THE
                                                            ENDED APRIL 30, 2005        YEAR ENDED          YEAR ENDED
                                                                 (UNAUDITED)         OCTOBER 31, 2004    OCTOBER 31, 2003
                                                            --------------------     ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $              13.11     $          11.11    $           9.11
                                                            --------------------     ----------------    ----------------

Income from Investment Operations:
   Net investment income                                                    0.25                 0.12                0.26
   Net realized and unrealized gain on investments                          0.11                 2.40                2.30
                                                            --------------------     ----------------    ----------------
        Total from investment operations                                    0.36                 2.52                2.56
                                                            --------------------     ----------------    ----------------

Less Distributions:
   Distributions from net investment income                                (0.27)               (0.12)              (0.26)
   Distributions from capital gains                                            -                (0.27)              (0.09)
   Distributions in excess of ordinary income                                  -                    -                   -
   Distributions from return of capital                                        -                (0.13)              (0.21)
                                                            --------------------     ----------------    ----------------
     Total distributions                                                   (0.27)               (0.52)              (0.56)
                                                            --------------------     ----------------    ----------------

NET ASSET VALUE, END OF PERIOD                              $              13.20     $          13.11    $          11.11
                                                            ====================     ================    ================

TOTAL RETURN(1)                                                             2.75%(2)            23.13%              28.43%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                          $             11,710     $         12,592    $         11,983
   Ratio of expenses to average net assets:
     Before expense reimbursement or recapture                              2.42%                2.47%               2.50%
     After expense reimbursement or recapture                               2.42%                2.53%               2.67%
   Ratio of net investment income to average net assets:
     Before expense reimbursement or recapture                              3.86%                1.05%               2.48%
     After expense reimbursement or recapture                               3.86%                0.99%               2.31%
   Portfolio turnover                                                       1.07%(2)             4.17%               1.52%

                                                                 CLASS B            CLASS B            CLASS B
                                                            ----------------   ----------------   ----------------
                                                                 FOR THE            FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            OCTOBER 31, 2002   OCTOBER 31, 2001   OCTOBER 31, 2000
                                                            ----------------   ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $           8.98   $           7.53   $           7.51
                                                            ----------------   ----------------   ----------------

Income from Investment Operations:
   Net investment income                                                0.35               0.28               0.40
   Net realized and unrealized gain on investments                      0.36               1.63               0.16
                                                            ----------------   ----------------   ----------------
        Total from investment operations                                0.71               1.91               0.56
                                                            ----------------   ----------------   ----------------

Less Distributions:
   Distributions from net investment income                            (0.34)             (0.28)             (0.40)
   Distributions from capital gains                                    (0.12)                 -                  -
   Distributions in excess of ordinary income                          (0.01)                 -                  -
   Distributions from return of capital                                (0.11)             (0.18)             (0.14)
                                                            ----------------   ----------------   ----------------
     Total distributions                                               (0.58)             (0.46)             (0.54)
                                                            ----------------   ----------------   ----------------

NET ASSET VALUE, END OF PERIOD                              $           9.11   $           8.98   $           7.53
                                                            ================   ================   ================

TOTAL RETURN(1)                                                         7.59%             25.56%              7.72%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (000)                          $          9,583   $          6,254   $          2,560
   Ratio of expenses to average net assets:
     Before expense reimbursement or recapture                          2.63%              2.99%              4.43%
     After expense reimbursement or recapture                           2.67%              2.67%              2.67%
   Ratio of net investment income to average net assets:
     Before expense reimbursement or recapture                          3.34%              4.72%              3.59%
     After expense reimbursement or recapture                           3.30%              5.04%              5.35%
   Portfolio turnover                                                   1.25%             12.04%             21.55%

(1)  Calculation does not reflect CDSC charges.
(2)  Calculation is not annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       SPIRIT OF AMERICA REAL ESTATE FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2005 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Spirit of America Real Estate Fund (the "Fund"), a series of the Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on January 9, 1998. The authorized capital stock of the Fund is one billion (1,000,000,000) shares, par value of $0.001 per share.

The Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts and the equity securities of real estate industry companies. The Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share of each class of the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having maturities of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this fiscal year.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. NET ASSET VALUE PER SHARE: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Class A Shares are purchased at the offering price per share (which includes a sales load), while Class B shares are purchased at the net asset value per share.

E. USE OF ESTIMATES: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended April 30, 2005, excluding short-term investments, were as follows:

                                                     PROCEEDS
                                   PURCHASES        FROM SALES
                                  ----------------------------
Real Estate Fund                  $ 2,480,852      $ 2,047,504

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended April 30, 2005, were as follows:

                                            VOLUNTARY EXPENSE
                                               LIMITATION        ADVISORY FEES
                                            -----------------   ---------------
Real Estate Fund Class A                          1.97%         $       866,330
Real Estate Fund Class B                          2.67%                  59,249

The Fund has adopted distribution plans for Real Estate Fund Class A Shares and Real Estate Fund Class B Shares pursuant to Rule 12b-1 (each a "Plan"). Each Plan permits the Real Estate Fund to pay SSH Securities, Inc. (the "Distributor"), a monthly fee from the assets of the respective class for the Distributor's services and expenses in distributing shares of each class and providing personal services and/or maintaining shareholder accounts.

                                       DISTRIBUTION    DISTRIBUTION
                                         FEE RATE          FEES
                                       ------------    ------------
Real Estate Fund Class A                   0.30%       $    267,925
Real Estate Fund Class B                   1.00%             61,120

Real Estate Fund Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. Certain redemptions of Real Estate Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with the Fund's current prospectus. For the six months ended April 30, 2005, sales charges and CDSC fees received by the Distributor were as follows:

                                    SALES CHARGES      CONTINGENT DEFERRED
                                   RECEIVED BY SSH        SALES CHARGES
                                   ---------------     -------------------
Real Estate Class A                $     1,091,684     $                 -
Real Estate Class B                              -                  39,156

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received no brokerage commissions for the six months ended April 30, 2005.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 15, 2004, the Board of Directors (including a majority of the Independent Directors) approved the continuation of the Advisory Agreement with respect to each of the Funds. The following paragraphs summarize the material information and factors considered by the Independent Directors as well as their conclusions relative to such factors.

Specifically, the Independent Directors focused on the following: (i) the fee structure of the Advisory Agreement; (ii) the nature and quality of services provided; and (iii) the overall fairness of the contract, including the profitability of Spirit Management. The Board reviewed the investment performance and operating expenses of the Funds under the direction of Spirit Management as compared to the performance and expenses of other similar funds as well as each Fund's performance in comparison to its benchmark index. With respect to operating expenses, the Independent Directors focused on the net advisory fee information provided, in light of Spirit Management's contractual commitment to limit Fund expenses.

The Board considered each of the factors including the extent to which economies-of-scale would be realized as the Funds grow, the direct and indirect costs of services to be provided and profits realized by Spirit Management and other compensation or possible benefits to Spirit Management and its affiliates.

The Independent Directors reached the following conclusions, among others, regarding the Advisory Agreement: the performance of the Funds was generally competitive; the gross and net advisory fees were generally competitive; and the gross and net total expense ratios of the Funds were generally competitive. The Independent Directors also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each Fund; and that each Fund was not large enough to attain significant economies of scale. The Independent Directors, therefore concluded that continuance of the Advisory Agreement with Spirit Management was in the best interests of shareholders.

NOTE 4 - FEDERAL INCOME TAXES

The tax character of distributions paid for the fiscal years ended October 31, 2004 and 2003 were as follows:

2004 TAXABLE DISTRIBUTIONS

                                        ORDINARY     NET LONG TERM   TOTAL TAXABLE       RETURN         TOTAL
                                         INCOME      CAPITAL GAINS   DISTRIBUTIONS     OF CAPITAL    DISTRIBUTION
Real Estate Fund Class A              $  2,677,345   $   3,622,978   $   6,300,323   $   1,778,504   $   8,078,827
Real Estate Fund Class B                   124,620         275,657         400,277         135,334         535,611
                                      ----------------------------------------------------------------------------
            Totals                    $  2,801,965   $   3,898,635   $   6,700,600   $   1,913,838   $   8,614,438
                                      ============================================================================

2003 TAXABLE DISTRIBUTIONS

                                        ORDINARY     NET LONG TERM   TOTAL TAXABLE       RETURN         TOTAL
                                         INCOME      CAPITAL GAINS   DISTRIBUTIONS     OF CAPITAL    DISTRIBUTION
Real Estate Fund Class A              $  2,684,866   $   1,064,387   $   3,749,253   $   3,194,219   $   6,943,472
Real Estate Fund Class B                   231,501          96,567         328,068         274,671         602,739
                                      ----------------------------------------------------------------------------
            Totals                    $  2,916,367   $   1,160,954   $   4,077,321   $   3,468,890   $   7,546,211
                                      ============================================================================

As of October 31, 2004, the components of distributable earnings/(deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income                                        $           -
Undistributed long term capital gains                                            -
Unrealized appreciation                                                 58,839,529
                                                                     -------------
  Total Distributable Earnings                                       $  58,839,529
                                                                     =============

Letter to the Shareholders of the Spirit of America Value Fund _________
04/30/05

     We are very pleased to send you the semi annual report for the Spirit of America Value Fund. The end of calendar 2004 began to show cracks in the stock market particularly affecting the values of pharmaceutical stocks. This was caused mainly by adverse indications surrounding the Merck and Pfizer Cox-2 Inhibiter arthritis drugs and their affect on heart problems.

     Your management believes in only selective investment in the integrated oil companies and energy stocks because of the speculative nature of this sector. SOAVX has also avoided a large investment in autos and transportation, because of the unpredictability of these markets and the large fixed liabilities on these companies from pension and other prior commitments.

     We believe that as we get deeper into 2005, large cap stocks will have a significant benefit over small caps because of the insecure nature of the investment community. This insecurity continues to be fueled by rising interest rates, the fear of rising energy prices and instability in the world.

     Large cap stocks, by their very nature can benefit from their broad based roots, name brand identification and their ability to cover international markets, and to make additional profit from international currency arbitrage. You should be aware however of the risks that are associated with international investing and currency arbitrage, such as currency fluctuations and economic and political instability. That is why we believe that we are strategically invested to take advantage of market increases over the remainder of this year.

     Thank you for investing with our fund and we look forward to a very successful return for the remainder of 2005.

     The maximum sales charge on share purchases is 5.25% of the offering price. Investor's shares, when redeemed, may be worth more or less than their original cost. In addition, please note that past performance is no guarantee of future results.


Sincerely,


David Lerner, President                       Ronald W. Weiss, Portfolio Manager

     PROSPECTIVE INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND MAY BE OBTAINED THROUGH YOUR BROKER OR BY CALLING 1-800-452-4892. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Spirit of America Value Fund
Summary of Portfolio Holdings (unaudited)
 April 30, 2005

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percentage of total market value, is provided in compliance with such requirement.

Sector Diversification (% of market value)

Apartments (REITS)                            0.95%   $    373,576
Banks                                        10.35%      4,070,571
Communications                                4.63%      1,820,560
Computer Industry                             8.09%      3,181,448
Consumer Products                             7.74%      3,044,221
Diversified Financial Services               12.06%      4,744,008
Energy                                        4.25%      1,672,834
Food & Beverage                               5.44%      2,138,580
Healthcare (REITS)                            0.55%        217,432
Hotels                                        0.97%        380,600
Industrial (REITS)                            0.67%        263,580
Insurance                                     4.00%      1,573,863
Manufacturer                                  4.92%      1,935,038
Multimedia                                    0.12%         48,692
Net Lease (REITS)                             0.66%        259,674
Office Space (REITS)                          0.66%        259,541
Pharmaceuticals                              19.49%      7,666,936
Regional Malls (REITS)                        0.47%        186,258
Retail                                        7.40%      2,911,361
Shopping Centers (REITS)                      2.28%        895,104
Telecommunication                             3.25%      1,278,400
Transport Services                            0.62%        244,249
Waste Management                              0.43%        170,940
                                           -----------------------
         Total Investments                  100.00%   $ 39,337,466
                                           =======================

PROXY VOTING INFORMATION

The Fund's Statement of Additional Information ("SAI") containing a description of the policies and procedures that the Spirit of America Value Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2004, are available (i) without charge, upon request, by calling (516 390-5565; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

INFORMATION ON FORM N-Q

Beginning on Fiscal quarter ended July 31, 2004, the Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each Fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SPIRIT OF AMERICA VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD (NOVEMBER 01, 2004 TO APRIL 30, 2005)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the portfolio. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

                                   BEGINNING                                        EXPENSES
                                 ACCOUNT VALUE    ENDING ACCOUNT  EXPENSE RATIO    PAID DURING
SPIRIT OF AMERICA VALUE FUND        11/01/04      VALUE 04/30/05       (1)          PERIOD (2)
----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Value Fund                       $    1,000.00   $     1,047.00            1.97%   $     10.00

HYPOTHETICAL 5% RETURN
Value Fund                       $    1,000.00   $     1,015.00            1.97%   $      9.84

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return, the third column shows the period's annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads) or redemption fees.

(1) Annualized, based on the Portfolio's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average acount value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

                                                         SHARES     MARKET VALUE
                                                         ------     ------------
COMMON STOCKS - 99.59%
APARTMENTS (REITS) - 0.95%
Apartment Investment & Management Co.                       9,800   $    373,576
                                                                    ------------
BANKS - 10.31%
Bank of America Corp.                                      22,818      1,027,723
JPMorgan Chase                                             26,464        939,208
KeyCorp                                                     7,600        252,016
U.S. Bancorp                                               35,000        976,500
Wells Fargo & Co.                                          14,600        875,124
                                                                    ------------
                                                                       4,070,571
                                                                    ------------
COMMUNICATIONS - 4.61%
Motorola Inc.                                              44,000        674,960
Verizon Communications Inc.                                32,000      1,145,600
                                                                    ------------
                                                                       1,820,560
                                                                    ------------
COMPUTER INDUSTRY - 8.05%
Hewlett-Packard Co.                                        72,400      1,482,028
International Business Machines Corp.                       9,000        687,420
Microsoft Corp.                                            40,000      1,012,000
                                                                    ------------
                                                                       3,181,448
                                                                    ------------
CONSUMER PRODUCTS - 7.71%
Altria Group, Inc.                                         25,000      1,624,750
Avon Products, Inc.                                         9,800        392,784
Colgate-Palmolive Co.                                       7,600        378,404
Gillette Co.                                                6,100        315,004
Maytag Corp.                                               22,100        214,149
Procter & Gamble Co.                                        2,200        119,130
                                                                    ------------
                                                                       3,044,221
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES - 12.01%
American Express Co.                                       25,800      1,359,660
Capital One Financial Corp.                                12,000        850,680
Citigroup Inc.                                             35,200      1,652,992
MBNA Corp.                                                 44,300        874,925
Piper Jaffray Cos., Inc. *                                    208          5,751
                                                                    ------------
                                                                       4,744,008
                                                                    ------------
ENERGY - 4.24%
American Electric Power Company, Inc.                      11,300        397,986
BP plc - ADR                                                6,500        395,850
Consolidated Edison, Inc.                                  13,700        592,936
Duke Energy Corp.                                           9,800        286,062
                                                                    ------------
                                                                       1,672,834
                                                                    ------------
FOOD & BEVERAGE - 5.41%
Archer-Daniels-Midland Co.                                  6,500        116,935
Cadbury Schweppes plc. - ADR                                6,200        252,030
Coca-Cola Co.                                               9,900        430,056
Del Monte Foods Co. *                                       1,161         12,109
General Mills, Inc.                                         6,100        301,340
H.J. Heinz Co.                                              9,200        339,020
Kraft Foods, Inc.                                           1,300         42,133
Kroger Co. *                                                8,800        138,776
PepsiCo Inc.                                                3,600        200,304
Sara Lee Corp.                                             14,300        305,877
                                                                    ------------
                                                                       2,138,580
                                                                    ------------
HEALTHCARE (REITS) - 0.55%
National Health Investors, Inc.                             4,700        123,140
Nationwide Health Properties, Inc.                          4,400         94,292
                                                                    ------------
                                                                         217,432
                                                                    ------------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                         SHARES     MARKET VALUE
                                                         ------     ------------
HOTELS - 0.96%
Four Seasons Hotels Inc.                                    3,000        190,410
Starwood Hotels & Resorts Worldwide, Inc.                   3,500        190,190
                                                                    ------------
                                                                         380,600
                                                                    ------------
INDUSTRIAL (REITS) - 0.67%
First Industrial Realty Trust, Inc.                         6,900        263,580
                                                                    ------------
INSURANCE - 3.98%
Cigna Corp.                                                17,000      1,563,660
St. Paul Travelers Co., Inc.                                  285         10,203
                                                                    ------------
                                                                       1,573,863
                                                                    ------------
MANUFACTURER - 4.90%
Freescale Semiconductor - CL A *                            4,858         91,622
General Electric Co.                                       16,000        579,200
3M Company                                                 10,800        825,876
Tyco International Ltd.                                    14,000        438,340
                                                                    ------------
                                                                       1,935,038
                                                                    ------------
MULTIMEDIA - 0.12%
Viacom, Inc. - CL A                                         1,400         48,692
                                                                    ------------
NET LEASE (REITS) - 0.66%
Lexington Corp. Properties Trust                           11,300        259,674
                                                                    ------------
OFFICE SPACE (REITS) - 0.66%
Mack-Cali Realty Corp.                                      5,900        259,541
                                                                    ------------
PHARMACEUTICALS - 19.40%
Abbott Laboratories                                        20,000        983,200
Bristol-Myers Squibb Co.                                   42,500      1,105,000
Eli Lilly and Co.                                           8,400        491,148
Hospira Inc. *                                              2,000         67,100
Medco Health Solutions, Inc. *                             21,192      1,080,156
Merck and Co., Inc.                                        26,400        894,960
Pfizer Inc.                                                33,800        918,346
Schering-Plough Corp.                                      16,000        333,920
Wyeth                                                      39,900      1,793,106
                                                                    ------------
                                                                       7,666,936
                                                                    ------------
REGIONAL MALLS (REITS) - 0.47%
Glimcher Realty Trust                                       7,400        186,258
                                                                    ------------
RETAIL - 7.37%
J.C. Penney Co., Inc.                                       8,000        379,280
Target Corp.                                               17,100        793,440
TJX Companies Inc.                                         27,100        613,815
Walgreen Co.                                               12,000        516,720
Wal-Mart Stores Inc.                                       12,900        608,106
                                                                    ------------
                                                                       2,911,361
                                                                    ------------
SHOPPING CENTERS (REITS) - 2.27%
Commercial Net Lease Realty                                12,400        235,352
Federal Realty Investment Trust                             5,000        267,500
New Plan Excel Realty Trust                                 9,900        255,519
Ramco-Gershenson Properties Trust                           2,500         69,225
Realty Income Corp.                                         2,800         67,508
                                                                    ------------
                                                                         895,104
                                                                    ------------
TELECOMMUNICATION - 3.24%
Nokia Corp. - ADR                                          80,000      1,278,400
                                                                    ------------

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                                        SHARES      MARKET VALUE
                                                        ------      ------------
TRANSPORT SERVICES - 0.62%
FedEx Corp.                                                 1,700        144,415
United Parcel Service, Inc.                                 1,400         99,834
                                                                    ------------
                                                                         244,249
                                                                    ------------
WASTE MANAGEMENT - 0.43%
Waste Management, Inc.                                      6,000        170,940
                                                                    ------------

TOTAL INVESTMENTS - 99.59%
(Cost $35,394,343**)                                                  39,337,466

CASH AND OTHER ASSETS NET OF LIABILITIES - 0.41%                         160,431
                                                                    ------------

NET ASSETS - 100.00%                                                  39,497,897
                                                                    ============

ADR - American Depository Receipt
REIT - Real Estate Investment Trusts
* Non-income producing security
** Cost for Federal income tax purposes is $35,394,343 and net unrealized appreciation consists of:

                   Gross unrealized appreciation                    $  5,571,106
                   Gross unrealized depreciation                      (1,627,983)
                                                                    ------------
                     Net unrealized appreciation                    $  3,943,123
                                                                    ============

               SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2005
                                   (UNAUDITED)

ASSETS
  Investments in securities at value (cost $35,394,343) (Note 1)    $ 39,337,466
  Cash                                                                   322,664
  Receivables:
     Capital stock sold                                                   44,293
     Dividends and interest                                               81,486
  Prepaid assets                                                          13,688
                                                                    ------------
                TOTAL ASSETS                                          39,799,597
                                                                    ------------

LIABILITIES
  Payables:
     Capital stock redeemed                                              231,022
     Foreign dividend tax                                                  5,249
  Advisory fees                                                           32,472
  Distribution expense (Note 3)                                            9,888
  Other accrued expenses                                                  23,069
                                                                    ------------
                TOTAL LIABILITIES                                        301,700
                                                                    ------------

NET ASSETS
     Net assets applicable to 3,232,476 outstanding $0.001
        par value shares (500,000,000 authorized shares)            $ 39,497,897
                                                                    ============
     Net asset value and redemption price per share
        ($39,497,897 DIVIDED BY 3,232,476 shares)                   $      12.22
                                                                    ============
     Offering price per share ($12.22 DIVIDED BY 0.9475)            $      12.90
                                                                    ============

SOURCE OF NET ASSETS
  At April 30, 2005, net assets consisted of:
  Paid-in capital                                                   $ 35,324,298
  Undistributed net income                                                35,224
  Accumulated net realized gains on investments                          195,252
  Net unrealized appreciation on investments                           3,943,123
                                                                    ------------
        NET ASSETS                                                  $ 39,497,897
                                                                    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED APRIL 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $5,397)              $    636,806
   Interest                                                                6,967
                                                                    ------------
             TOTAL INVESTMENT INCOME                                     643,773
                                                                    ------------

EXPENSES
   Investment advisory fees (Note 3)                                     190,872
   Transfer agent fees                                                    47,517
   Administration fees                                                    29,516
   Distribution fees  (Note 3)                                            59,033
   Accounting fees                                                        22,337
   Registration fees                                                       6,509
   Legal fees                                                              5,392
   Custodian fees                                                          3,960
   Printing expense                                                        5,807
   Auditing fees                                                           5,446
   Directors' fees                                                         1,692
   Insurance expense                                                       5,429
   Other Professional fees                                                 2,036
                                                                    ------------
          TOTAL EXPENSES                                                 385,546
          Recoupment of waived and reimbursed expenses (Note 3)            2,101
                                                                    ------------
          NET EXPENSES                                                   387,647
                                                                    ------------
          NET INVESTMENT INCOME                                          256,126
                                                                    ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions                          195,252
   Net change in unrealized appreciation of investments                1,168,138
                                                                    ------------
       Net realized and unrealized gain on investments                 1,363,390
                                                                    ------------

       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  1,619,516
                                                                    ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX MONTHS
                                                                                   ENDED           FOR THE YEAR
                                                                               APRIL 30, 2005         ENDED
                                                                                (UNAUDITED)      OCTOBER 31, 2004
                                                                              ----------------   ----------------
OPERATIONS
     Net investment income                                                    $        256,126   $        104,346
     Net realized gain from security transactions                                      195,252             28,658
     Net change in unrealized appreciation of investments                            1,168,138          1,102,725
                                                                              ----------------   ----------------
          Net increase in net assets                                                 1,619,516          1,235,729
                                                                              ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income:                                          (220,902)          (104,346)
   Distributions from realized gains:                                                        -            (28,658)
   Return of capital:                                                                        -            (46,300)
                                                                              ----------------   ----------------
   Total distributions to shareholders                                                (220,902)          (179,304)
                                                                              ----------------   ----------------

CAPITAL SHARE TRANSACTIONS (DOLLAR ACTIVITY)
   Shares sold:                                                                      6,067,634         22,212,687
   Shares issued as reinvestment of dividends:                                         208,506            167,342
   Shares redeemed:                                                                 (4,003,343)        (4,888,839)
                                                                              ----------------   ----------------
   Increase in net assets derived from capital share transactions (a)                2,272,797         17,491,190
                                                                              ----------------   ----------------
          Total increase in net assets                                               3,671,411         18,547,615
                                                                              ----------------   ----------------

NET ASSETS
   Beginning of period                                                              35,826,486         17,278,871
                                                                              ----------------   ----------------
   End of period                                                              $     39,497,897         35,826,486
                                                                              ================   ================

   (a) Transactions in capital stock were:
   Shares sold:                                                                        488,704          1,898,862
   Shares issued as reinvestment of dividends:                                          16,596             14,191
   Shares redeemed:                                                                   (325,401)          (418,099)
                                                                              ----------------   ----------------
   Increase in shares outstanding                                                      179,899          1,494,954
                                                                              ================   ================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                              FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED             FOR THE
                                                                                APRIL 30, 2005           YEAR ENDED
                                                                                 (UNAUDITED)          OCTOBER 31, 2004
                                                                              ------------------     ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $            11.74     $            11.09
                                                                              ------------------     ------------------

Income from Investment Operations:
  Net investment income                                                                     0.08                   0.04
  Net realized and unrealized gain/(loss) on investments                                    0.47                   0.68
                                                                              ------------------     ------------------
          Total from investment operations                                                  0.55                   0.72
                                                                              ------------------     ------------------

Less Distributions:
  Distributions from net investment income                                                 (0.07)                 (0.04)
  Distributions from capital gains                                                            --                  (0.01)
  Distributions from return of capital                                                        --                  (0.02)
                                                                              ------------------     ------------------
    Total distributions                                                                    (0.07)                 (0.07)
                                                                              ------------------     ------------------

NET ASSET VALUE, END OF PERIOD                                                $            12.22     $            11.74
                                                                              ==================     ==================

TOTAL RETURN(2)                                                                             4.66%(1)               6.48%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000)                                             $           39,498     $           35,826
  Ratio of expenses to average net assets:
       Before expense reimbursement or recapture                                            1.96%(3)               2.03%
       After expense reimbursement or recapture                                             1.97%(3)               1.97%
  Ratio of net investment income (loss) to
  average net assets:
       Before expense reimbursement or recapture                                            1.31%(3)               0.29%
       After expense reimbursement or recapture                                             1.30%(3)               0.35%
  Portfolio turnover                                                                        3.25%(1)                  -%


                                                                                   FOR THE                FOR THE
                                                                                  YEAR ENDED            PERIOD ENDED
                                                                               OCTOBER 31, 2003      OCTOBER 31, 2002*
                                                                              ------------------     ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $             9.63     $            10.00
                                                                              ------------------     ------------------

Income from Investment Operations:
  Net investment income                                                                     0.07                   0.01
  Net realized and unrealized gain/(loss) on investments                                    1.51                  (0.38)
                                                                              ------------------     ------------------
          Total from investment operations                                                  1.58                  (0.37)
                                                                              ------------------     ------------------

Less Distributions:
  Distributions from net investment income                                                 (0.08)                    --
  Distributions from capital gains                                                            --                     --
  Distributions from return of capital                                                     (0.04)                    --
                                                                              ------------------     ------------------
    Total distributions                                                                    (0.12)                    --
                                                                              ------------------     ------------------

NET ASSET VALUE, END OF PERIOD                                                $            11.09     $             9.63
                                                                              ==================     ==================

TOTAL RETURN(2)                                                                            16.47%                 (3.70)%(1)

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000)                                             $           17,279     $            2,427
  Ratio of expenses to average net assets:
       Before expense reimbursement or recapture                                            2.65%                  7.38%(3)
       After expense reimbursement or recapture                                             1.97%                  1.97%(3)
  Ratio of net investment income (loss) to
  average net assets:
       Before expense reimbursement or recapture                                            0.12%                 (4.75)%(3)
       After expense reimbursement or recapture                                             0.80%                  0.66%(3)
  Portfolio turnover                                                                           -%                 21.59%(1)

*    The Fund commenced investment operations on August 1, 2002.
(1)  Calculation is not annualized.
(2)  Calculation does not reflect sales load.
(3)  Calculation is annualized.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          SPIRIT OF AMERICA VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                           APRIL 30, 2005 (UNAUDITED)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Spirit of America Value Fund (the "Fund"), a series of Spirit of America Investment Fund, Inc. (the "Company"), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was incorporated under the laws of Maryland on May 15, 1997. The Fund commenced operations on August 1, 2002. The authorized capital stock of the Fund is 500 million (500,000,000) shares, par value of $0.001 per share. The Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the value segment of the market. The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION: The offering price and net asset value per share for the Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during this six month period.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. FEDERAL INCOME TAXES: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income and capital gains to shareholders each year. Normally, income dividends will be paid quarterly. All such dividends and distributions are taxable to the shareholders whether received in cash or reinvested in shares. The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders, accordingly, a portion of the distributions paid to the Fund and subsequently distributed to shareholders may be characterized as a return of capital.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended April 30, 2005, excluding short-term investments, were as follows:

                                                         PROCEEDS
                  PURCHASES                             FROM SALES
            --------------------------------------------------------------
                 $  3,544,091                          $  1,251,289

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on the Fund's average daily net assets. Investment advisory fees and other transactions with affiliates, for the six months ended April 30, 2005, were as follows:

            INVESTMENT ADVISORY     VOLUNTARY EXPENSE
                  FEE RATE              LIMITATION         ADVISOR FEES
            ----------------------------------------------------------------
                   0.97%                  1.97%           $   190,872

Any waiver or reimbursement by the Advisor is subject to recovery from the fund within the following three years, to the extent such recovery would not cause total expenses to exceed the current expense limitation.

                      ON APRIL 30, 2005, THE BALANCE OF
                    RECAPTURABLE EXPENSES WAS AS FOLLOWS:
                ----------------------------------------------
                       Expires 2005                $  15,235
                       Expires 2006                   60,199
                       Expires 2007                   19,534
                                                   ---------
                           Total                   $  94,968
                                                   =========

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay SSH Securities, Inc. (the "Distributor") a monthly fee from the assets of the Fund for the Distributor's services and expenses in distributing shares of the Fund and providing personal services and/or maintaining shareholder accounts.

                     DISTRIBUTION               DISTRIBUTION
                       FEE RATE                     FEES
                -----------------------    ------------------------
                        0.30%                   $  59,033

The Fund's shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's current prospectus. For the six months ended April 30, 2005, sales charges received by the Distributor were as follows:

                                 SALES CHARGES
                                RECEIVED BY SSH
                             -----------------------
                                   $ 336,436

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or the Distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc., a registered broker-dealer affiliated with Spirit Management and the Distributor, received no brokerage commissions for the six months ended April 30, 2005.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 15, 2004, the Board of Directors (including a majority of the Independent Directors) approved the continuation of the Advisory Agreement with respect to each of the Funds. The following paragraphs summarize the material information and factors considered by the Independent Directors as well as their conclusions relative to such factors.

Specifically, the Independent Directors focused on the following: (i) the fee structure of the Advisory Agreement; (ii) the nature and quality of services provided; and (iii) the overall fairness of the contract, including the profitability of Spirit Management. The Board reviewed the investment performance and operating expenses of the Funds under the direction of Spirit Management as compared to the performance and expenses of other similar funds as well as each Fund's performance in comparison to its benchmark index. With respect to operating expenses, the Independent Directors focused on the net advisory fee information provided, in light of Spirit Management's contractual commitment to limit Fund expenses.

The Board considered each of the factors including the extent to which economies-of-scale would be realized as the Funds grow, the direct and indirect costs of services to be provided and profits realized by Spirit Management and other compensation or possible benefits to Spirit Management and its affiliates.

The Independent Directors reached the following conclusions, among others, regarding the Advisory Agreement: the performance of the Funds was generally competitive; the gross and net advisory fees were generally competitive; and the gross and net total expense ratios of the Funds were generally competitive. The Independent Directors also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each Fund; and that each Fund was not large enough to attain significant economies of scale. The Independent Directors, therefore concluded that continuance of the Advisory Agreement with Spirit Management was in the best interests of shareholders.

NOTE 4 - FEDERAL INCOME TAXES

The tax character of distributions paid for the fiscal years ended October 31, 2003 & 2004 were as follows:

2004 Taxable Distributions

                                                                                     RETURN
         ORDINARY                  NET LONG TERM             TOTAL TAXABLE             OF                TOTAL
          INCOME                   CAPITAL GAINS             DISTRIBUTION           CAPITAL          DISTRIBUTIONS
        ----------                 -------------             ------------           --------         ------------
        $  104,346                   $  28,658                  $ 133,004            $ 46,300          $  179,304

2003 Taxable Distributions

                                                                                     RETURN
         ORDINARY                  NET LONG TERM             TOTAL TAXABLE             OF                TOTAL
          INCOME                   CAPITAL GAINS             DISTRIBUTION           CAPITAL          DISTRIBUTIONS
         --------                  -------------             ------------           --------         -------------
         $ 57,471                    $   7,940                  $ 65,411            $ 44,592           $ 110,003

As of October 31, 2004, the components of distributable earnings/(deficit) for the Fund on a tax basis were as follows:

Undistributed ordinary income                                    $           -
Capital loss carryforward                                                    -
Unrealized appreciation                                              2,766,818
                                                                 -------------
     Total Distributable Earnings                                $   2,766,818
                                                                 =============

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Spirit of America Investment Fund, Inc.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ David Lerner
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)


Date     June 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David Lerner
                         -------------------------------------------------------
                           David Lerner, Principal Executive Officer
                           (principal executive officer)


Date     June 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan Chodosh
                         -------------------------------------------------------
                           Alan Chodosh, Principal Financial Officer
                           (principal financial officer)


Date     June 27, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.